Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2014	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Deferred Finance Costs, Current, Net	$ 146,037	$ 0	$ 76,507	$ 51,028
Accumulated Amortization, Deferred Finance Costs	$ 362,088		$ 82,793	$ 23,972
Common Stock, Shares, Outstanding	6,666,667	14,617,629	5,880,667	5,880,667
Income Tax Examination, Likelihood of Unfavorable Settlement	An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Employee Stock Option [Member]
Summary of Significant Accounting Policies [Line Items]
Common Stock, Shares, Outstanding	1,695,406